Stockholders' Equity - Additional Information (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 07, 2021	Dec. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized		290,000,000	290,000,000		285,000,000
Common stock description of voting rights			one vote
Common Stock, Par Value		$ 0.000001	$ 0.000001		$ 0.000001
Common Stock, Shares, Issued		105,460,096	103,062,319		101,391,560
Common Stock, Shares, Outstanding		102,620,971	100,223,194		99,449,310
Share Price		$ 0.005	$ 0.005	$ 8.67
VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred Stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.0001
Temporary equity shares issued	0
Number of days prior to the date of notifying the warrant holders for determining the total trading period	3 days
Sale of stock issue price per share	$ 9.20	$ 9.20
Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price		3.273	$ 3.273
Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	10.00	10.00
Triggering Share Price One [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 18.00	18.00
Class of warrants or rights redemption price		$ 0.01
Number of consecutive trading days for determining the share price	20 days	20 days
Number of trading days for determining the share price	30 days	30 days
Number of days of notice to be given for the redemption of warrants	30 days	30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period		3 days
Triggering Share Price One [Member] | Warrant Redemption Price One [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights redemption price	$ 0.01
Triggering Share Price Two [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 10.00	$ 10.00
Number of consecutive trading days for determining the share price	20 days	20 days
Number of trading days for determining the share price	30 days	30 days
Number of days of notice to be given for the redemption of warrants	30 days	30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period		3 days
Triggering Share Price Two [Member] | Warrant Redemption Price Two [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights redemption price	$ 0.10	$ 0.10
After The Completion Of A Business Combination Or Earlier Upon Redemption Or Liquidation [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights term	5 years	5 years
Exercise price of warrants	$ 11.50	$ 11.50
Event Trigerring The Value Of Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 9.20	$ 9.20
Number of consecutive trading days for determining the share price	20 days	20 days
Percentage of gross proceeds from share issue for the purposes of business combination	60.00%	60.00%
Event Trigerring The Value Of Warrants [Member] | Market Value [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption price of warrants in percentage	115.00%
Redemption price of common stock percentage	180.00%
Event Trigerring The Value Of Warrants [Member] | Newly Issued Price [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption price of warrants in percentage	115.00%	115.00%
Redemption price of common stock percentage	180.00%	180.00%
Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common stock description of voting rights	one	one
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	0	0
Common Stock, Shares, Outstanding	0	0
Temporary equity shares outstanding	200,000,000	25,376,598
Temporary equity shares issued		25,376,598
Class A [Member] | Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of common stock shares outstanding	20.00%	20.00%
Number of consecutive trading days for determining the share price	20 days	10 days
Number of trading days for determining the share price	30 days	30 days
Class A [Member] | Founder Shares [Member] | Minimum [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 12.00	$ 12.00
Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized	20,000,000	20,000,000
Common stock description of voting rights	one	one
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	6,468,750	6,344,150
Common Stock, Shares, Outstanding	6,468,750	6,344,150
Class B [Member] | Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	6,408,750	6,344,150
Percentage of common stock shares outstanding	20.00%
Common stock share subject to forfeiture	843,750